Credit Impairment Charges and Provisions - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ 191	£ 248	£ (186)
Recoveries of loans and advances, net of collection costs	10	36	(17)
Off-balance sheet credit exposures (See Note 29)	4	36	(30)
Impairment loss on financial assets	205
Impairment loss on financial assets		320	(233)
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	334	422	386
Releases for residual value and voluntary termination	1	(3)	(9)
Provisions for other liabilities and charges	335	419	377
Total operating credit impairment (charges)/write-backs, provisions and charges	£ 540	£ 739	£ 144